Submission	Aug. 16, 2024
Submission [Line Items]
Central Index Key	0001828811
Registrant Name	Li-Cycle Holdings Corp.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES